Accounts Receivables, Net	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
Accounts receivables, net

Note 4 – Accounts receivables, net

The Company’s net accounts receivable are as follows:

	December 31,	December 31,
	2021	2020
Trade accounts receivable	$156,852	$402,428
Less: allowance for doubtful accounts	(109,792)	-
Accounts receivable, net	$47,060	$402,428